INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	$ 20,948	$ 20,622
Definite-lived Intangible Assets
Gross carrying amount	960	1,557
Accumulated amortization	(321)	(432)
Net definite-lived intangible assets	639	1,125
Total amortization expense for intangible assets subject to amortization	49	68	$ 139
Amortization Expense
2019	119
2020	163
2021	99
2022	43
2023	43
Trademarks
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	6,682	6,729
Definite-lived Intangible Assets
Gross carrying amount	186	182
Accumulated amortization	(91)	(73)
Net definite-lived intangible assets	95	109
Bottlers' Franchise Rights
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	51	138
Definite-lived Intangible Assets
Gross carrying amount	396	1,076
Accumulated amortization	(18)	(152)
Net definite-lived intangible assets	378	924
Goodwill
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	14,109	13,649
Other
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	106	106
Definite-lived Intangible Assets
Gross carrying amount	88	94
Accumulated amortization	(61)	(64)
Net definite-lived intangible assets	27	30
Customer Relationships
Definite-lived Intangible Assets
Gross carrying amount	290	205
Accumulated amortization	(151)	(143)
Net definite-lived intangible assets	$ 139	$ 62